MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Available-for-sale:
Amortized cost			$ 136
Gross unrealized gains
Gross unrealized losses
Estimated Fair Value			136
Loss (gain) on sale of available-for-sale marketable securities		5	(4)		$ (8)
Equity Securities [Member]
Available-for-sale:
Amortized cost			77
Gross unrealized gains
Gross unrealized losses
Estimated Fair Value			77
Corporate Bonds [Member]
Available-for-sale:
Amortized cost			41
Gross unrealized gains	[1]
Gross unrealized losses
Estimated Fair Value			41
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost			18
Gross unrealized gains
Gross unrealized losses				[1]
Estimated Fair Value			$ 18

[1]	Represents an amount less than $1.